Earnings per share (Tables)	12 Months Ended
Dec. 31, 2024
Earnings per share
Schedule of earning per share

			For the six	For the year
			months ended	ended
	For the year ended June 30,		December 31,	December 31,
	2022	2023	2023	2024
	RMB’000	RMB’000	RMB’000	RMB’000
Profit attributable to the equity shareholders of the Company	638,170	1,768,926	1,248,405	2,617,560
Less:
Allocation of undistributed earnings to holders of unvested restricted shares	(1,576)	(424)	—	—

Profit used to determine basic earnings per share	636,594	1,768,502	1,248,405	2,617,560

Schedule of weighted average number of ordinary shares

			For the six	For the year
			months ended	ended
	For the year ended June 30,		December 31,	December 31,
	2022	2023	2023	2024
	Number of shares	Number of shares	Number of shares	Number of shares
Issued ordinary share at the beginning of the year/period	1,204,860,715	1,202,646,619	1,244,854,689	1,243,332,789
Effect of shares issued relating to Hong Kong public offering and exercise of the over-allotment option	—	40,181,685	—	—
Effect of shares released from share incentive plan (Note 23)	2,369,454	2,878,812	281,729	1,311,146
Effect of repurchase of shares (Note 22(b)(v))	(1,702,821)	(2,386,739)	(209,553)	(5,249,672)

Weighted average number of ordinary shares	1,205,527,348	1,243,320,377	1,244,926,865	1,239,394,263

Summary of weighted average number of ordinary shares outstanding

			For the six	For the year
			months ended	ended
	For the year ended June 30,		December 31,	December 31,
	2022	2023	2023	2024
	Number of shares	Number of shares	Number of shares	Number of shares
Weighted average number of ordinary shares, basic	1,205,527,348	1,243,320,377	1,244,926,865	1,239,394,263
Dilutive effect of share incentive plan (Note 23)	11,110,091	7,224,739	6,708,997	7,423,354

Weighted average number of ordinary shares, diluted	1,216,637,439	1,250,545,116	1,251,635,862	1,246,817,617